Financial Instruments - Fair Values (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Mar. 31, 2011
Financial Instruments [Abstract]
Cash and cash equivalents - Carrying Amount	$ 141,119	$ 144,297	$ 212,679	$ 175,708
Restricted cash - Carrying Amount	5,790	16,192
Marketable securities - Carrying Amount	1,609	1,664			2,500
Investments - Carrying Amount	1,000	1,000
Debt at Carrying amount	(1,438,651)	(1,442,427)
Cash and cash equivalents - Fair Value	141,119	144,297
Restricted cash - Fair value	5,790	16,192
Marketable securities - Fair Value	1,609	1,664
Investments - Fair Value	1,000	1,000
Debt - Fair Value	$ (1,436,523)	$ (1,441,108)